Oil and Gas Properties - Schedule of Oil and Gas Properties (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / Barrel	Dec. 31, 2017 USD ($) $ / Barrel	Sep. 30, 2019 USD ($)
Oil and gas properties, at cost, using the full cost method of accounting:
Not subject to depletion	$ 228,151	$ 168,691	$ 276,888
Evaluated property	289,851	152,354	423,884
Total oil and gas properties, at cost	518,002	321,045	700,772
Less accumulated depreciation, depletion, and amortization	(27,628)	(14,210)	(49,488)
Oil and gas properties-net	$ 490,374	$ 306,835	$ 651,284
Full cost pool depletion per barrel of oil equivalent | $ / Barrel	9.38	7.25